Supplier Accounts Receivable and Other Current Liabilities - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplier Accounts And Other Current Liabilities [abstract]
Supplier accounts payable and related payables	€ 0
Supplier accounts and related payables term	1 year
Deferred income	€ 3,204,000	€ 4,360,000	€ 2,789,000